DEBT - Schedule of Components of Financing Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Long Term Debt [Abstract]
Gross interest expense	$ 20,977,580	$ 22,872,591	$ 22,557,977
Gross commitment fees	0	0	128,410
Amortization of debt issuance cost	272,615	227,686	203,237
Debt modification gain	0	(208,799)	(143,630)
Debt extinguishment loss	0	38,219	8,370,997
Other financing cost	290,468	42,454	593,623
Total financing cost before capitalization	21,540,663	22,972,151	31,710,614
Capitalized amounts into investment properties	(696,386)	(330,123)	(599,550)
Net financing cost	20,844,277	22,642,028	31,111,064
Total cash paid for interest and commitment fees	$ 18,789,115	$ 22,017,849	$ 24,862,976